Convertible Promissory Notes - Schedule of Calculated Beneficial Conversion Feature (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 18, 2020
Conversion Price			$ 0.09
Number of shares of Common Stock that would be issued upon conversion of Convertible Promissory Note	$ 368,320	$ 226,839
Convertible Promissory Note [Member]
Conversion Price	$ 0.09	$ 0.09
Number of shares of Common Stock that would be issued upon conversion of Convertible Promissory Note	$ 5,655,967	$ 5,655,967
Calculated Beneficial Conversion Feature	467,500	467,500
Convertible Promissory Note [Member] | Beneficial Conversion Feature [Member]
Allocated proceeds of Convertible Promissory Note	$ 509,037	$ 509,037
Conversion Price	$ 0.09	$ 0.09
Number of shares of Common Stock that would be issued upon conversion of Convertible Promissory Note	$ 5,655,967	$ 5,655,967
Conversion Price	$ 0.098	$ 0.098
FMV of Common Stock	0.263	0.263
Per Share Intrinsic Value of Beneficial Conversion Feature	$ 0.165	$ 0.165
Calculated Beneficial Conversion Feature	$ 933,646	$ 933,646